NON-CONTROLLING INTEREST (NCI) (Schedule of Financial Information for Companies Subsidiaries) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 7,554,418	$ 1,691,241
Current liabilities	24,303,734	20,815,824
Revenues for the year ended	10,687,626	9,126,082	$ 5,413,594
Net loss for the year ended	(4,594,288)	(3,674,304)	(8,147,268)
Non-controlling interests [Member]
Net loss for the year ended	(408,808)	(1,309,671)	$ (3,170,031)
Non-controlling interests [Member] | Evolution, TCTS, Mexmaken and T3 Ecuador [Member]
Current assets	1,094,709	1,145,246
Non-current assets	2,068,951	4,079,106
Current liabilities	12,291,899	14,046,168
Non-current liabilities	474,381	898,146
Revenues for the year ended	1,396,899	7,934,906
Net loss for the year ended	$ (1,778,017)	$ (1,150,056)